Subsequent Events (Details)		12 Months Ended
	Jan. 12, 2022 $ / shares shares	Dec. 31, 2021 USD ($) shares	Mar. 31, 2022 shares	Jan. 10, 2022 $ / shares	Dec. 31, 2020 shares
Subsequent Events (Details) [Line Items]
Shares of common stock		5,000,000			3,500,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Common Stock, par value (in Dollars per share) | $ / shares				$ 0.001
Shares of common stock			1
Number of executive officers	3
Number of directors	2
Stock price (in Dollars per share) | $ / shares	$ 0.27
CMI [Member]
Subsequent Events (Details) [Line Items]
Loan amount (in Dollars) | $		$ 620,000
Three Executive Officers [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock	735,529
Two Directors [Member] | Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock	371,058